Derivative financial instruments - Disclosure of Derivatives Notional Amount (Detail) - Derivative not designated as hedge [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 36,042,835	¥ 29,176,362
Interest rate and currency swap [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	31,825,306	25,999,796
Foreign exchange forward and option contracts [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 4,217,529	¥ 3,176,566